BUSINESS COMBINATION - Schedule of Consideration Transferred To Acquired (Details) - Business Combination [Member] - USD ($)	Jul. 01, 2025	Jun. 17, 2025	Jun. 05, 2025	Jun. 02, 2025	Apr. 14, 2025	Feb. 03, 2025	Jan. 02, 2025
Mediaplus Venture Group Pte. Ltd [Member]
BUSINESS COMBINATION - Schedule of Consideration Transferred To Acquired (Details) [Line Items]
Cash							$ 974,050
Consideration shares							18,379
Total consideration at fair value							$ 992,429
Property Facility Services Pte. Ltd. [Member]
BUSINESS COMBINATION - Schedule of Consideration Transferred To Acquired (Details) [Line Items]
Cash						$ 1,169,505
Consideration shares						258,329
Total consideration at fair value						$ 1,427,834
YY Circle (HK) Pte Limited [Member]
BUSINESS COMBINATION - Schedule of Consideration Transferred To Acquired (Details) [Line Items]
Consideration shares					$ 2,356,000
Total consideration at fair value					$ 2,356,000
YY Circle (Thailand) Company Ltd. [Member]
BUSINESS COMBINATION - Schedule of Consideration Transferred To Acquired (Details) [Line Items]
Consideration shares				$ 2,740,000
Total consideration at fair value				$ 2,740,000
Transocean Oil Pte. Ltd. [Member]
BUSINESS COMBINATION - Schedule of Consideration Transferred To Acquired (Details) [Line Items]
Consideration shares		$ 8,280,000
Total consideration at fair value		$ 8,280,000
Uniforce Security Services Pte. Ltd. [Member]
BUSINESS COMBINATION - Schedule of Consideration Transferred To Acquired (Details) [Line Items]
Cash			$ 776,699
Total consideration at fair value			$ 776,699
Acquisition of Pesticide Pest Control Pte Ltd [Member]
BUSINESS COMBINATION - Schedule of Consideration Transferred To Acquired (Details) [Line Items]
Cash	$ 117,850
Total consideration at fair value	$ 117,850